Long-Term Debt and Bonds, Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Long-Term Debt and Bonds [Abstract]
Restricted cash, non-current	$ 500		$ 1,089
Accrued Liabilities [Member]
Long-Term Debt and Bonds [Abstract]
Accrued interest	6,868		4,781
Interest and Finance Costs [Member]
Long-Term Debt and Bonds [Abstract]
Interest expense on long-term debt and bonds	11,385	$ 1,282
Secured Term Loans [Member]
Long-Term Debt and Bonds [Abstract]
Compensating cash balance required under loan agreements	30,000		20,000
Restricted cash current and non-current	$ 1,000
Restricted cash, non-current			$ 1,089
Covenant compliance	the Company was in compliance with all of its loan covenants		the Company was in compliance with all of its loan covenants
Weighted average interest rate	7.26%	5.57%